Fees Summary	Dec. 26, 2024 USD ($)
Fees Summary [Line Items]
Narrative Disclosure	The prospectus to which this Exhibit is attached is a final prospectus for the related offering. The maximum aggregate offering price for such offering is $16,424,000.00.
Narrative - Max Aggregate Offering Price	$ 16,424,000.00